Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Net (loss) income attributable to common stockholders	$ (273,198)	$ 488,778
Basic net (loss) income per share	$ (0.01)	$ 0.01
Diluted net (loss) income per share	$ (0.01)	$ 0.01
Weighted average shares outstanding - basic	37,646,133	37,646,133
Weighted average shares outstanding - diluted	37,646,133	37,646,133